CONDENSED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 134,551	$ 165,492
Investment in debt and equity securities	3,736	5,104
Due from related parties	5,201	3,532
Trade accounts receivable	36,821	41,190
Other current assets	66,010	29,267
Inventories	17,386	11,728
Prepaid expenses and accrued income	17,057	16,489
Investment in sales-type leases, current portion	35,135	20,640
Financial instruments at fair value, current portion	121	4,617
Total current assets	316,018	298,059
Vessels, rigs and equipment, net	3,552,298	2,654,733
Vessels under finance lease, net	0	573,454
Investment in sales-type leases, long-term portion	0	35,099
Investment in associated companies	16,382	16,473
Capital improvements in progress and newbuildings	162,254	86,058
Loans and long term receivables from related parties including associates	45,000	45,000
Financial instruments at fair value, long-term portion	15,523	13,608
Other long-term assets	294	8,905
Total assets	4,107,769	3,731,389
Current liabilities
Short-term debt and current portion of long-term debt	689,045	432,918
Finance lease liability, current portion	0	419,341
Trade accounts payable	34,305	30,259
Accrued expenses	51,429	39,187
Financial instruments at fair value, current portion	14,884	12,366
Total current liabilities	827,857	969,195
Long-term liabilities
Long-term debt	2,150,417	1,713,828
Financial instruments at fair value, long-term portion	103	8,965
Other long-term liabilities	970	4
Total liabilities	2,979,347	2,691,992
Stockholders’ equity
Share capital	1,468	1,386
Additional paid-in capital	716,233	618,164
Treasury stock	(10,174)	(10,174)
Contributed surplus	417,684	424,562
Accumulated other comprehensive income	3,211	4,499
Retained earnings	0	960
Total stockholders' equity	1,128,422	1,039,397
Total liabilities and stockholders' equity	4,107,769	3,731,389
Related Party
Current assets
Due from related parties	5,201	3,532
Loans and long term receivables from related parties including associates	45,000	45,000
Current liabilities
Other current liabilities	1,296	2,890
Nonrelated Party
Current liabilities
Other current liabilities	$ 36,898	$ 32,234